SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 026 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Forfeited non-vested amount	$ 7.7	$ 7.8
Forfeited non-vested account, decrease from administrative expense	0.5
Forfeited non-vested account, decrease from employer contribution	$ 8.5